UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811- 08703
Dreyfus High Yield Strategies Fund
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 3/31
Date of reporting period: July 1, 2006-June 30, 2007

Item 1. Proxy Voting Record

====================== DREYFUS HIGH YIELD STRATEGIES FUND ======================

ADELPHIA COMMUNICATIONS CORP.

Ticker: ADELQ	Security ID:	006848BC8
Meeting Date: SEP 12, 2006		Meeting Type: Written Consent
Record Date: MAY 1, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	POTENTIAL ARAHOVA SETTLEMENT	None	For	Management
2	POTENTIAL FRONTIERVISION HOLDCO	None	For	Management
SETTLEMENT
3	POTENTIAL OLYMPUS PARENT SETTLEMENT	None	For	Management
4	INTER-CREDITOR DISPUTE HOLDBACK	None	For	Management

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ADELPHIA COMMUNICATIONS CORP.

Ticker: ADELQ		Security ID: 006848BC8
Meeting Date: NOV 27, 2006		Meeting Type: Written Consent
Record Date: OCT 18, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PLAN	None	For	Management

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FELCOR LODGING TRUST INCORPORATED

Ticker: FCH	Security ID:	31430F101
Meeting Date: MAY 22, 2007		Meeting Type: Annual
Record Date: APR 2, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Melinda J. Bush	For	For	Management
1.2	Elect Director Charles A. Ledsinger, Jr.	For	For	Management
1.3	Elect Director Robert H. Lutz, Jr.	For	For	Management
1.4	Elect Director Robert F. Cotter	For	For	Management
1.5	Elect Director Thomas C. Hendrick	For	For	Management
2	Ratify Auditors	For	For	Management

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HUNTSMAN CORP

Ticker: HUN	Security ID:	447011107
Meeting Date: MAY 3, 2007	Meeting Type: Annual
Record Date: MAR 16, 2007

# Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Nolan D. Archibald	For	For	Management

1.2	Elect Director H.W. Lichtenberger	For	For	Management
1.3	Elect Director Richard A. Michaelson	For	For	Management
2	Ratify Auditors	For	For	Management

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NEWFIELD EXPLORATION CO.

Ticker: NFX		Security ID: 651290108
Meeting Date: MAY 3, 2007		Meeting Type: Annual
Record Date: MAR 5, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David A. Trice	For	For	Management
1.2	Elect Director David F. Schaible	For	For	Management
1.3	Elect Director Howard H. Newman	For	For	Management
1.4	Elect Director Thomas G. Ricks	For	For	Management
1.5	Elect Director C.E. (chuck) Shultz	For	For	Management
1.6	Elect Director Dennis R. Hendrix	For	For	Management
1.7	Elect Director Philip J. Burguieres	For	For	Management
1.8	Elect Director John Randolph Kemp III	For	For	Management
1.9	Elect Director J. Michael Lacey	For	For	Management
1.10	Elect Director Joseph H. Netherland	For	For	Management
1.11	Elect Director J. Terry Strange	For	For	Management
1.12	Elect Director Pamela J. Gardner	For	For	Management
1.13	Elect Director Juanita F. Romans	For	For	Management
2	Approve Omnibus Stock Plan	For	Against	Management
3	Amend Non-Employee Director Restricted	For	For	Management
Stock Plan
4	Ratify Auditors	For	For	Management

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PSYCHIATRIC SOLUTIONS, INC.

Ticker: PSYS	Security ID:	74439H108
Meeting Date: MAY 15, 2007		Meeting Type: Annual
Record Date: APR 2, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director W.F. Carpenter III	For	For	Management
1.2	Elect Director Mark P. Clein	For	For	Management
1.3	Elect Director Richard D. Gore	For	For	Management
2	Ratify Auditors	For	For	Management

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TIME WARNER CABLE INC

Ticker: TWC	Security ID: 88732J108
Meeting Date: MAY 23, 2007	Meeting Type: Annual
Record Date: MAR 27, 2007

# Proposal	Mgt Rec	Vote Cast	Sponsor

1.1	Elect Director David C. Chang	For	For	Management
1.2	Elect Director James E. Copeland, Jr.	For	For	Management
2	Ratify Auditors	For	For	Management
3	Approve Omnibus Stock Plan	For	For	Management
4	Approve Executive Incentive Bonus Plan	For	For	Management

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WILLIAMS COMPANIES, INC., THE

Ticker: WMB	Security ID:	969457100
Meeting Date: MAY 17, 2007		Meeting Type: Annual
Record Date: MAR 26, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Kathleen B. Cooper	For	For	Management
2	Elect Director William R. Granberry	For	For	Management
3	Elect Director Charles M. Lillis	For	For	Management
4	Elect Director William G. Lowrie	For	For	Management
5	Ratify Auditors	For	For	Management
6	Approve Omnibus Stock Plan	For	For	Management
7	Approve Qualified Employee Stock Purchase For		For	Management
Plan

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund
By:	/s/ J. David Officer
J. David Officer
President

Date:	August 21, 2007